Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Mar. 31, 2023
CURRENT ASSETS:
Cash		$ 2,475,538	$ 1,766,441
Accounts receivable, net		105,359,841	89,447,155
Merchandise inventories, net		4,413,880	7,187,800
Compensation receivable for consumption tax, current		7,133,470	3,912,719
Prepaid expenses and other current assets, net		2,748,682	3,542,864
TOTAL CURRENT ASSETS		122,166,877	106,629,353
Property and equipment, net		9,013,827	12,938,598
Operating lease right-of-use assets		3,979,727	2,709,954
Long term investment			169,148
Compensation receivable for consumption tax, non-current, net		2,721,034	19,230,370
Long-term prepaid expenses and other non-current assets, net		4,115,694	4,997,857
TOTAL ASSETS		141,997,159	146,675,280
CURRENT LIABILITIES:
Short-term borrowings		53,234,650	60,636,412
Current portion of long-term borrowings		1,730,796	2,783,445
Accounts payable		24,392,029	12,719,160
Accounts payable - a related party		299,541
Deferred revenue		55,093	146,024
Taxes payable		9,357,482	18,219,803
Operating lease liabilities, current		1,523,222	1,323,900
Finance lease liabilities, current		170,553	369,786
Warrants liabilities		441,104	24,663
Other payables and other current liabilities		2,167,320	1,520,756
TOTAL CURRENT LIABILITIES		93,414,733	98,041,508
Operating lease liabilities, non-current		2,488,823	1,416,508
Finance lease liabilities, non-current		263,571	622,922
Long-term borrowings		5,636,960	10,326,399
Other non-current liabilities		1,934,927	2,535,123
Deferred tax liabilities, net		2,215,361	4,451,077
TOTAL LIABILITIES		105,954,375	117,393,537
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value,100,000,000 shares authorized; 42,220,206 shares and 36,250,054 shares issued and outstanding as of March 31, 2024 and 2023, respectively		16,716,839	14,694,327
Capital reserve		10,262,191	9,078,915
Retained earnings		21,056,780	13,577,844
Accumulated other comprehensive loss		(11,993,026)	(8,069,343)
TOTAL SHAREHOLDERS’ EQUITY	[1]	36,042,784	29,281,743
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		141,997,159	146,675,280
Related Party
CURRENT ASSETS:
Accounts receivable - related parties, net		25,704	327,807
Due from related parties		9,762	444,567
CURRENT LIABILITIES:
Accounts payable - a related party		299,541
Due to related parties		$ 42,943	$ 297,559

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.